Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II – VALUATION

AND QUALIFYING ACCOUNTS

Allowance for Doubtful Accounts Receivable	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Deductions(1)	Balance at End of Year
	(In thousands)
Fiscal year ended 2014	$3,751	$250	$(77)	$3,924
Fiscal year ended 2013	$4,145	$(217)	$(177)	$3,751
Fiscal year ended 2012	$3,411	$802	$(68)	$4,145

(1)	Accounts receivable written off against the allowance for doubtful accounts.

Deferred Tax Asset Valuation	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
Fiscal year ended 2014	$97,040	$25,336	$—	$122,376
Fiscal year ended 2013	$78,414	$18,626	$—	$97,040
Fiscal year ended 2012	$58,264	$20,150	$—	$78,414